SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHORT-TERM INVESTMENTS
Short-term investments	$ 215,127	¥ 1,479,109	¥ 1,212,006
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		953,792	1,050,160
Gross unrealized holding losses		(11,455)	(1,115)
Aggregate fair value	137,057	942,337	1,049,045
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount [Abstract]
Other equity securities, impairment		0
Other equity securities, upward adjustment		0
Other equity securities, downward adjustment		0
Available-for-sale investments
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis			1,050,160
Gross unrealized holding losses			(1,115)
Aggregate fair value			1,049,045
Wealth management products and trust plans
SHORT-TERM INVESTMENTS
Short-term investments			863,766
Private equity funds
SHORT-TERM INVESTMENTS
Short-term investments			185,279
Listed equity securities
SHORT-TERM INVESTMENTS
Short-term investments	92,359	635,017
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		656,154
Gross unrealized holding gains/(losses)		(21,137)
Aggregate fair value	92,359	635,017
Wealth management products
SHORT-TERM INVESTMENTS
Short-term investments	21,794	149,844
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		149,538
Gross unrealized holding gains/(losses)		306
Aggregate fair value	21,794	149,844
Private equity funds
SHORT-TERM INVESTMENTS
Short-term investments	22,904	157,476
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		148,100
Gross unrealized holding gains/(losses)		9,376
Aggregate fair value	22,904	157,476
Others
SHORT-TERM INVESTMENTS
Short-term investments	447	3,073
Reverse repurchase agreements
SHORT-TERM INVESTMENTS
Short-term investments	$ 77,623	¥ 533,699	¥ 162,961